Trade and Other Payables - Summary of Trade and Other Payables (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Disclosure of Trade and Other Payables [Line Items]
Trade payables	$ 774,927	$ 562,749
Accrued liabilities	7,815	9,895
Other payables	33,987	25,143
Total	$ 816,729	$ 597,787